JOINT ARRANGEMENTS	12 Months Ended
Dec. 31, 2021
JOINT ARRANGEMENTS [Abstract]
JOINT ARRANGEMENTS
10.	JOINT ARRANGEMENTS

tgs jointly with SACDE applied for the public tender launched by the Argentine Government for the construction of a connection pipeline in the province of Santa Fe. This tender was finally obtained by the UT whose sole purpose is the execution of such works. For further information, see Note 23.

The Company participates in the UT in a percentage of 51% on the rights of the assets and on the obligations related to them. tgs consolidates line by line assets, liabilities and results of the UT based on the aforementioned percentage of participation.

The breakdown of the amounts included in the statements of financial position related to the Company’s participation in the UT and its results is the following:

	2021	2020
Consolidated Statements of financial position
Non Current assets	-	-
Current Assets	189,085	250,371
Total	189,085	250,371
Non Current Liabilities	-	-
Current Liabilities	379,399	574,052
Total	379,399	574,052

	2021	2020	2019
Consolidated Statements of comprehensive income
Gross profit / (loss)	27	6,887	(317,082)
Operating loss	(7,854)	(1,909)	(354,061)
Net Financial results	141,140	113,021	(43,295)
Comprehensive income / (loss)	133,286	111,112	(397,356)